Intangible Assets - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) unit	Dec. 31, 2024 USD ($)
Schedule Of Intangible Assets [Line Items]
Goodwill impairment	$ 0	$ 0
Estimated equity value	301,900,000	242,500,000
Exceeds the reported net assets	60,700,000	113,500,000
Equity value	$ 241,200,000	$ 129,000,000.0
Cash-generating units | unit	1
Computer software
Schedule Of Intangible Assets [Line Items]
Estimated life	5 years
Capitalised development expenditure
Schedule Of Intangible Assets [Line Items]
Estimated life	5 years